SHARE-BASED COMPENSATION - Option activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Options outstanding, Beginning	9,917,509
Number of options granted	1,572,958
Forfeited	582,202
Exercised	2,344,406
Options outstanding, Ending	8,563,859	9,917,509
Vested and expected to vest at ending	8,563,859
Exercisable at ending	2,637,397
Weighted average exercise price
At the beginning (in dollars per share)	¥ 11.52
Granted (in dollars per share)	23.37
Forfeited (in dollars per share)	11.87
Exercised (in dollars per share)	15.16
Outstanding at ending (in dollars per share)	12.71	¥ 11.52
Vested and expect to vest	12.71
Weighted average exercise price	17.12
Weighted average grant date fair value
At the beginning	42.1
Weighted average grant-date fair value	105.26	25.34	¥ 55.08
Outstanding at ending	50.47	¥ 42.1
Vested and expected to vest at ending	50.47
Exercisable at ending	¥ 56.17
Weighted average remaining contract life and Aggregate intrinsic value
Outstanding	4 years 11 months 15 days	5 years 4 months 28 days
Vested and expect to vest (in years)	4 years 11 months 15 days
Exercisable at ending	3 years 5 months 1 day
Outstanding	¥ 819,816	¥ 887,259
Vested and expected to vest at ending	819,816
Exercisable at ending	247,471
Unrecognized share-based compensation expense	239,216
Share-based compensation expenses	¥ 114,652	¥ 116,064	¥ 234,624
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period	2 years 10 months 9 days
Weighted average grant-date fair value	¥ 105.26	¥ 25.34	¥ 55.08
Options exercised	¥ 220,332	¥ 370,257	¥ 74,380
Share-based compensation expenses related to share options without IPO condition	¥ 106,452	¥ 109,391	¥ 228,312